Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per share
Basic and diluted earnings per share are determined using the following information:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Numerator:
Basic and diluted loss from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders	$(23)	$(19)	$(44)	$(12)
Denominator:
Weighted average shares outstanding	107.3	106.7	107.2	106.7
Potential dilutive impact of share-based awards(1)	0.8	—	0.5	—

(1) The potentially dilutive impact of share-based awards was excluded from the calculation of net loss per share for the three months and six months periods ended June 30, 2021 and 2020 because there is an anti-dilutive effect as we are in net loss positions.